DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash proceeds	$ 6,599
Net assets sold and derecognized
Plant and equipment	35,675,000	$ 34,846,000	$ 35,658,000
Discontinued operations [member]
Statement [Line Items]
Cash proceeds	6,599
Talisker shares	2,243
Talisker warrants	716
Total proceeds	9,558
Net assets sold and derecognized
Cash	1,495
Other current assets	242
Exploration and evaluation assets	45,613
Plant and equipment	1,745
Other long-term assets	19
Current portion of finance lease obligations and equipment loans	(175)
Non-current portion of finance lease obligations and equipment loans	(111)
Site restoration obligation	(10,828)
Foreign currency translation adjustments	(42)
Net assets (liabilities)	37,958
Loss on disposition before selling costs	(28,400)
Selling costs	490
Loss on disposition, net	$ (28,890)	$ 169	$ 28,890